Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Royalties	Fees
Upstream | CPO-9
Total	$ 3,070
Upstream | VMM 14-1
Total	100
Upstream | VMM-65
Total	130
Upstream | Cano Sur
Total	2,710
Upstream | Cupiagua
Total		$ 490
Upstream | Cusiana
Total		390
Upstream | Santiago
Total		310
Upstream | Tauramena
Total		110
Upstream | AKACIAS
Total	51,450
Upstream | APIAY
Total		150
Upstream | CIRA
Total		120
Upstream | LISAMA 158
Total		250
Upstream | Lorito
Total	880
Upstream | RUBIALES
Total		160
Upstream | BLOQUE GUA OFF 1
Total	450
Upstream | BLOQUE GUA OFF 10
Total	120
Hocol S.A. | Santiago
Total	2,370
Hocol S.A. | Hocol
Total		240
Hocol S.A. | Espinal
Total	250
Hocol S.A. | Ortega
Total	1,020
Hocol S.A. | Toldado
Total	970
Hocol S.A. | Totare
Total	530
Hocol S.A. | Rio Saldana
Total	4,070	$ 320
Hocol S.A. | ARRECIFE
Total	5,330
Hocol S.A. | Matachin Norte
Total	3,240
Hocol S.A. | Matachin Sur
Total	470
Hocol S.A. | La Canada
Total	1,960
Hocol S.A. | La Hocha
Total	710
Hocol S.A. | Cicuco
Total	1,420
Hocol S.A. | La Punta
Total	310
Hocol S.A. | Pintado
Total	960
Hocol S.A. | Arjona
Total	250
Hocol S.A. | Guajira
Total	15,010
Hocol S.A. | Saman
Total	3,750
Hocol S.A. | SSJN1
Total	1,370
Hocol S.A. | SSJS1
Total	580
Hocol S.A. | SN-18
Total	270
Transition Energies | Cupiagua
Total	20,020
Transition Energies | Cusiana
Total	35,590
Transition Energies | Florena
Total	980
Transition Energies | BONANZA
Total	150
Transition Energies | CAIPAL
Total	280
Transition Energies | CHICHIMENE
Total	600
Transition Energies | CUPIAGUA LIRIA
Total	8,390
Transition Energies | CUPIAGUA SUR
Total	36,800
Transition Energies | CUSIANA NORTE
Total	19,490
Transition Energies | DINA CRETACEO
Total	160
Transition Energies | DINA TERCIARIOS
Total	380
Transition Energies | GARZAS
Total	140
Transition Energies | ARAUCA
Total	140
Transition Energies | GIBRALTAR
Total	3,640
Transition Energies | INFANTAS
Total	100
Transition Energies | LA CANADA NORTE
Total	350
Transition Energies | LA CIRA
Total	340
Transition Energies | LISAMA
Total	750
Transition Energies | LLANITO UNIFICADO
Total	340
Transition Energies | NUTRIA
Total	960
Transition Energies | ORITO
Total	330
Transition Energies | PALAGUA
Total	620
Transition Energies | PALERMO - SANTA CLARA UNIFICADO
Total	130
Transition Energies | PAUTO SUR
Total	37,440
Transition Energies | PROVINCIA
Total	2,490
Transition Energies | RECETOR WEST
Total	290
Transition Energies | SAN FRANCISCO
Total	150
Transition Energies | SAN ROQUE
Total	240
Transition Energies | SURIA
Total	270
Transition Energies | TELLO
Total	380
Transition Energies | TENAY
Total	420
Transition Energies | TESORO
Total	330
Transition Energies | TISQUIRAMA
Total	150
Transition Energies | UNIFICADO PALOGRANDE
Total	210
Transition Energies | YAGUARA
Total	270
Transition Energies | YARIGUI
Total	200
Transition Energies | Ballena
Total	2,600
Transition Energies | Cano Limon
Total	190
Transition Energies | Oripaya
Total	520
Transition Energies | Payoa
Total	890
Transition Energies | Andina
Total	230
Transition Energies | Chuchupa
Total	12,850
VCM | Casabe
Total	19,410
VCM | Cupiagua
Total	24,970
VCM | Cusiana
Total	4,570
VCM | Florena
Total	3,920
VCM | ABARCO
Total	5,220
VCM | ABANICO
Total	1,390
VCM | ACAE SAN MIGUEL
Total	1,810
VCM | AKACIAS
Total	34,180
VCM | ALQAMARI
Total	1,030
VCM | APIAY
Total	4,330
VCM | APIAY ESTE
Total	1,170
VCM | AREA TECA-COCORNA
Total	4,630
VCM | ARRAYAN
Total	370
VCM | AULLADOR
Total	590
VCM | AUSTRAL
Total	310
VCM | BALCON
Total	3,900
VCM | BONANZA
Total	3,380
VCM | BRISAS
Total	660
VCM | CAIPAL
Total	1,960
VCM | CANO SUR ESTE
Total	79,370
VCM | CARIBE
Total	2,360
VCM | CASABE SUR
Total	2,740
VCM | CASTILLA
Total	91,070
VCM | CASTILLA NORTE
Total	55,730
VCM | CHICHIMENE
Total	51,910
VCM | CHICHIMENE SW
Total	23,070
VCM | CHURUYACO
Total	80
VCM | CRISTALINA
Total	740
VCM | CUPIAGUA SUR
Total	1,770
VCM | DINA CRETACEO
Total	1,520
VCM | DINA NORTE
Total	480
VCM | DINA TERCIARIOS
Total	12,940
VCM | FLAMENCOS
Total	1,120
VCM | FLORENA MIRADOR
Total	2,690
VCM | GARZAS
Total	2,460
VCM | GAVAN
Total	1,800
VCM | GIBRALTAR
Total	730
VCM | GIGANTE
Total	1,090
VCM | GIRASOL
Total	5,050
VCM | GUATIQUIA
Total	1,630
VCM | HORMIGA
Total	100
VCM | INFANTAS
Total	13,850
VCM | JAZMIN
Total	16,360
VCM | LA CIRA
Total	50,720
VCM | LA JAGUA
Total	510
VCM | LIBERTAD
Total	250
VCM | LIBERTAD NORTE
Total	570
VCM | LISAMA
Total	3,470
VCM | LLANITO
Total	13,550
VCM | LOMA LARGA
Total	570
VCM | Lorito
Total	1,640
VCM | LORO
Total	1,010
VCM | MANSOYA
Total	260
VCM | MORICHE
Total	16,490
VCM | NARE SUR
Total	1,280
VCM | NARE
Total	1,850
VCM | NUTRIA
Total	3,400
VCM | ORITO
Total	6,240
VCM | PACHAQUIARO
Total	580
VCM | PALAGUA
Total	15,170
VCM | PALOGRANDE
Total	6,580
VCM | PAUTO SUR
Total	38,660
VCM | PENAS BLANCAS
Total	2,750
VCM | POMPEYA
Total	180
VCM | PROVINCIA
Total	8,720
VCM | QURIYANA
Total	800
VCM | RECETOR WEST
Total	380
VCM | RIO CEIBAS
Total	3,710
VCM | RUBIALES
Total	226,230
VCM | SAN ANTONIO
Total	160
VCM | SAN FRANCISCO
Total	17,500
VCM | SAN ROQUE
Total	2,290
VCM | SANTA CLARA,
Total	2,970
VCM | SARDINATA
Total	510
VCM | SAURIO
Total	350
VCM | SUCIO
Total	290
VCM | SURIA
Total	3,870
VCM | SURIA SUR
Total	1,090
VCM | TELLO
Total	38,970
VCM | TEMPRANILLO
Total	570
VCM | TENAY
Total	580
VCM | TESORO
Total	980
VCM | TIBU
Total	3,680
VCM | TINAMU
Total	1,050
VCM | TISQUIRAMA
Total	3,190
VCM | UNDERRIVER
Total	3,840
VCM | YAGUARA
Total	7,160
VCM | YARIGUI
Total	$ 25,740